Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable related to sales of marine fuels	$ 26,266,112	$ 11,469,112
Less: allowance for credit losses	(10,423)	(10,423)	$ (13,281)	$ (5,408)
Total accounts receivable – third parties, net	$ 26,255,689	$ 11,458,689